UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of June 30, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.37%
	Business Services - 23.64%
5,618,626	ACI Worldwide, Inc.(a)	$109,619,393
1,320,183	ANSYS, Inc.(a)	119,806,607
762,068	Ellie Mae, Inc.(a)	69,843,532
1,227,668	Guidewire Software, Inc.(a)	75,820,776
4,342,005	NIC, Inc.(b)	95,263,590
304,711	Nuance Communications, Inc.(a)	4,762,633
1,980,840	PROS Holdings, Inc.(a)(b)	34,526,041
1,009,951	Tyler Technologies, Inc.(a)	168,368,931

		678,011,503

	Consumer Related - 1.60%
211,801	Dolby Laboratories, Inc. - Class A	10,134,678
1,348,897	DTS, Inc.(a)(b)	35,678,326

		45,813,004

	Industrial Products & Systems - 19.83%
1,514,625	Balchem Corp.	90,347,381
3,039,978	Cognex Corp.	131,023,052
1,665,519	Diodes, Inc.(a)	31,295,102
904,051	Dynamic Materials Corp.(b)	9,718,548
1,435,184	FEI Co.	153,392,466
384,664	FLIR Systems, Inc.	11,905,351
726,017	Geospace Technologies Corp.(a)(b)	11,884,898
1,287,193	Proto Labs, Inc.(a)	74,090,829
1,850,727	Sun Hydraulics Corp.(b)	54,948,085

		568,605,712

	Information/Knowledge Management - 15.47%
1,824,232	American Software, Inc. - Class A(b)	19,117,951
2,093,990	Blackbaud, Inc.	142,181,921
2,100,450	Manhattan Associates, Inc.(a)	134,701,858
3,404,482	NetScout Systems, Inc.(a)	75,749,725
4,302,760	Quality Systems, Inc.(b)	51,245,872
1,607,698	Vocera Communications, Inc.(a)(b)	20,658,919

		443,656,246

	Medical/Health Care - 30.45%
1,729,152	Abaxis, Inc.(b)	81,667,849
268,929	ABIOMED, Inc.(a)	29,391,250
1,074,835	Bio-Techne Corp.	121,209,143
430,257	Bruker Corp.	9,784,044
1,983,776	Cantel Medical Corp.	136,344,925
2,232,301	Endologix, Inc.(a)	27,814,470
1,232,386	Incyte Corp.(a)	98,566,232
543,453	Inogen, Inc.(a)	27,232,430
2,867,624	Medidata Solutions, Inc.(a)(b)	134,405,537
2,454,120	Meridian Bioscience, Inc.(b)	47,855,340
2,508,452	Quidel Corp.(a)(b)	44,800,953

Shares		Value (Note 1)

COMMON STOCKS - 95.37% (continued)
	Medical/Health Care - 30.45% (continued)
3,345,348	Veeva Systems, Inc. - Class A(a)	$114,143,274

		873,215,447

	Miscellaneous - 4.38%
2,236,184	Neogen Corp.(a)(b)	125,785,350

Total Common Stocks (Cost $1,508,699,373)		2,735,087,262

SHORT TERM INVESTMENTS - 4.72%
135,421,547	Dreyfus Government Cash Management Institutional Shares, 0.25%(c)	135,421,547

Total Short Term Investments (Cost $135,421,547)		135,421,547

Total Value of Investments (Cost $1,644,120,920) - 100.09%		2,870,508,809
Liabilities in Excess of Other Assets - (0.09)%		(2,537,448)

Net Assets - 100.00%		$2,867,971,361

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at June 30, 2016.

See Notes to Schedule of Investments.

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.55%
	Bermuda - 1.62%
16,126	Invesco, Ltd.	$411,858
19,850	Nabors Industries, Ltd.	199,492

		611,350

	Canada - 3.63%
37,243	Canadian Natural Resources, Ltd.	1,149,043
23,084	Dominion Diamond Corp.	204,226
723	PrairieSky Royalty, Ltd.	13,722

		1,366,991

	Denmark - 3.63%
25,606	Novo Nordisk A/S - Class B	1,368,185

	Finland - 1.78%
14,664	Kone OYJ - Class B	671,277

	France - 8.03%
6,604	Dassault Systemes	500,410
3,847	Essilor International SA	507,395
29,861	Flamel Technologies SA(a)(b)	320,707
2,821	Ingenico Group SA	329,027
6,212	Sanofi	516,481
6,044	Societe BIC SA	851,495

		3,025,515

	Germany - 5.15%
6,728	Bayerische Motoren Werke AG	491,214
19,712	Carl Zeiss Meditec AG	797,030
8,745	SAP SE	651,772

		1,940,016

	Hong Kong - 1.79%
986,000	Kingdee International Software Group Co., Ltd.(a)	303,752
192,000	Kingsoft Corp., Ltd.	369,740

		673,492

	Ireland - 14.72%
16,497	DCC PLC	1,446,175
19,721	ICON PLC(a)	1,380,667
6,814	Paddy Power Betfair PLC	714,593
6,616	Shire PLC	408,759
581,734	Total Produce PLC	926,406
15,808	Tyco International PLC	673,421

		5,550,021

	Israel - 3.45%
9,952	Check Point Software Technologies, Ltd.(a)	792,975
10,125	Teva Pharmaceutical Industries, Ltd.(b)	508,579

		1,301,554

Shares		Value (Note 1)

COMMON STOCKS - 96.55% (continued)
	Italy - 2.03%
47,265	Azimut Holding SpA	$765,279

	Japan - 10.28%
32,145	Japan Tobacco, Inc.	1,277,209
48,700	Mitsubishi Estate Co., Ltd.	883,311
54,300	Rakuten, Inc.	579,729
23,800	Sapporo Holdings, Ltd.	682,897
30,255	Yamaha Motor Co., Ltd.	451,489

		3,874,635

	Mexico - 2.06%
4,012	Fomento Economico Mexicano SAB de CV(b)	371,070
43,634	Fomento Economico Mexicano SAB de CV	403,988

		775,058

	Netherlands - 5.17%
32,090	QIAGEN NV(a)	699,883
30,778	Wolters Kluwer NV	1,248,739

		1,948,622

	Singapore - 0.40%
155,224	UOB-Kay Hian Holdings, Ltd.	151,525

	South Africa - 1.55%
21,613	Sasol, Ltd.(b)	586,145

	Spain - 2.05%
34,384	Grifols SA	773,074

	Switzerland - 13.18%
248	Chocoladefabriken Lindt & Spruengli AG	1,473,016
454	Givaudan SA	909,395
11,043	Nestle SA	849,853
4,440	Roche Holding AG	1,164,448
1,978	The Swatch Group AG	573,245

		4,969,957

	United Kingdom - 16.03%
139,567	BAE Systems PLC	973,585
28,225	Carnival Corp.	1,247,545
32,138	Diageo PLC	892,683
385,701	Man Group PLC	594,079
90,492	RELX PLC	1,657,634
79,580	UBM PLC	679,082

		6,044,608

Total Common Stocks (Cost $35,318,484)		36,397,304

Share		Value (Note 1)

SHORT TERM INVESTMENTS - 2.96%
1,117,228	Dreyfus Government Cash Management Institutional Shares, 0.25%(c)	1,117,228

Total Short Term Investments (Cost $1,117,228)		$1,117,228

Total Value of Investments (Cost $36,435,712) - 99.51%		37,514,532
Other Assets in Excess of Liabilities - 0.49%		183,963

Net Assets - 100.00%		$37,698,495

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at June 30, 2016.

See Notes to Schedule of Investments.

Brown Capital Management Mid Company Fund
Schedule of Investments
As of June 30, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 99.20%
	Business Services - 4.29%
3,497	FactSet Research Systems, Inc.	$564,486
2,212	Tyler Technologies, Inc.(a)	368,762

		933,248

	Consumer Related - 22.83%
7,802	Dick’s Sporting Goods, Inc.	351,558
4,642	Expedia, Inc.	493,445
7,924	Michael Kors Holdings, Ltd.(a)	392,079
15,258	Norwegian Cruise Line Holdings, Ltd.(a)	607,879
1,308	O’Reilly Automotive, Inc.(a)	354,599
5,219	Polaris Industries, Inc.	426,705
6,034	Restoration Hardware Holdings, Inc.(a)	173,055
7,493	Tractor Supply Co.	683,212
3,367	Ulta Salon, Inc.(a)	820,336
7,723	Under Armour, Inc. - Class A(a)	309,924
7,478	United Natural Foods(a)	349,970

		4,962,762

	Financial Services - 8.32%
16,210	The Charles Schwab Corp.	410,275
10,940	Evercore Partners, Inc. - Class A	483,439
12,547	T. Rowe Price Group, Inc.	915,554

		1,809,268

	Industrial Products & Systems - 16.38%
1,587	Acuity Brands, Inc.	393,513
5,046	Fastenal Co.	223,992
3,157	FEI Co.	337,420
15,477	Gentherm, Inc.(a)	530,087
6,463	JB Hunt Transport Services, Inc.	523,051
3,040	MSC Industrial Direct Co. - Class A	214,502
37,857	Quanta Services, Inc.(a)	875,254
12,133	Robert Half International, Inc.	462,995

		3,560,814

	Information/Knowledge Management - 16.94%
10,327	Akamai Technologies, Inc.(a)	577,589
6,222	ANSYS, Inc.(a)	564,646
8,262	Blackbaud, Inc.	560,990
6,137	Manhattan Associates, Inc.(a)	393,566
4,958	MasterCard, Inc. - Class A	436,601
9,400	MAXIMUS, Inc.	520,478
2,328	Palo Alto Networks, Inc.(a)	285,506
4,741	Red Hat, Inc.(a)	344,197

		3,683,573

	Medical/Health Care - 23.68%
955	Biogen, Inc.(a)	230,938
8,622	Celgene Corp.(a)	850,388
4,038	Cerner Corp.(a)	236,627

Shares		Value (Note 1)

COMMON STOCKS - 99.20% (continued)
	Medical/Health Care - 23.68% (continued)
2,783	Jazz Pharmaceuticals PLC(a)	$393,266
13,421	Masimo Corp.(a)	704,804
9,285	PAREXEL International Corp.(a)	583,841
5,092	Shire PLC(b)	937,335
6,245	Stericycle, Inc.(a)	650,229
3,992	Waters Corp.(a)	561,475

		5,148,903

	Miscellaneous - 6.76%
294	NVR, Inc.(a)	523,420
24,973	PulteGroup, Inc.	486,724
17,106	Toll Brothers, Inc.(a)	460,322

		1,470,466

Total Common Stocks (Cost $16,567,538)		21,569,034

SHORT TERM INVESTMENTS - 0.91%
197,116	Dreyfus Government Cash Management Institutional Shares, 0.25%(c)	197,116

Total Short Term Investments (Cost $197,116)		197,116

Total Value of Investments (Cost $16,764,654) - 100.11%		21,766,150
Liabilities in Excess of Other Assets - (0.11)%		(23,418)

Net Assets - 100.00%		$21,742,732

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at June 30, 2016.

See Notes to Schedule of Investments.

Brown Capital Management International Small Company Fund
Schedule of Investments
As of June 30, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 94.99%
	Argentina - 3.12%
798	MercadoLibre, Inc.	$112,255

	Australia - 6.45%
2,876	REA Group, Ltd.	127,601
5,474	Sirtex Medical, Ltd.	104,390

		231,991

	Austria - 1.31%
782	Schoeller-Bleckmann Oilfield Equipment AG	47,158

	Canada - 3.98%
7,477	The Descartes Systems Group, Inc.(a)	143,006

	Denmark - 8.75%
4,729	Ambu A/S - Class B	194,750
3,501	NNIT A/S	120,148

		314,898

	France - 5.17%
3,049	Albioma SA	46,863
5,325	Flamel Technologies SA(a)(b)	57,190
2,625	Interparfums SA	65,768
656	Stallergenes Greer PLC(a)	16,089

		185,910

	Germany - 7.09%
10,367	Evotec AG(a)	43,718
1,775	STRATEC Biomedical AG	102,410
2,490	Wirecard AG	109,039

		255,167

	Hong Kong - 2.09%
168,000	Kingdee International Software Group Co., Ltd.(a)	51,755
14,000	Lifestyle International Holdings, Ltd.	23,459

		75,214

	India - 5.28%
2,552	CRISIL, Ltd.	76,191
6,978	Emami, Ltd.	113,750

		189,941

	Ireland - 7.84%
38,682	Datalex PLC	143,807
2,427	Fleetmatics Group PLC(a)	105,162
316	Paddy Power Betfair PLC	33,139

		282,108

Shares		Value (Note 1)

COMMON STOCKS - 94.99% (continued)
	Israel - 3.52%
1,340	CyberArk Software, Ltd.(a)	$65,111
2,402	Orbotech, Ltd.(a)	61,371

		126,482

	Italy - 1.34%
2,980	Azimut Holding SpA	48,250

	Japan - 16.36%
5,320	Hiday Hidaka Corp.	128,125
6,200	Kakaku.com, Inc.	121,580
6,300	M3, Inc.	216,579
1,542	Software Service, Inc.	63,463
1,142	Towa Pharmaceutical Co., Ltd.	58,944

		588,691

	Singapore - 0.29%
23,300	Hyflux, Ltd.	10,378

	South Africa - 1.22%
5,075	Famous Brands, Ltd.	43,762

	Switzerland - 1.68%
142	Partners Group Holding AG	60,603

	United Kingdom - 19.50%
12,572	Abcam PLC	128,871
5,787	Dechra Pharmaceuticals PLC	90,290
2,335	Fidessa Group PLC	61,082
16,101	GW Pharmaceuticals PLC(a)	123,248
5,645	Immunodiagnostic Systems Holdings PLC	10,145
4,591	Paypoint PLC	55,189
6,212	Playtech PLC	65,869
44,256	Vectura Group PLC(a)	95,149
2,428	Victrex PLC	48,840
3,296	The Vitec Group PLC	22,948

		701,631

Total Common Stocks (Cost $3,213,200)		3,417,445

SHORT TERM INVESTMENTS - 1.72%
62,013	Dreyfus Government Cash Management Institutional Shares, 0.25%(c)	62,013

Total Short Term Investments (Cost $62,013)		62,013

Total Value of Investments (Cost $3,275,213) - 96.71%		3,479,458
Other Assets in Excess of Liabilities - 3.29%		118,234

Net Assets - 100.00%		$3,597,692

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at June 30, 2016.

See Notes to Schedule of Investments.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of The Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. All of the Funds in this report are classified as diversified management investment companies as defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with total operating revenues of $500 million to $10 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2016:

Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,735,087,262	$–	$–	$2,735,087,262
Short Term Investments	135,421,547	–	–	135,421,547

Total	$2,870,508,809	$–	$–	$2,870,508,809

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$36,397,304	$–	$–	$36,397,304
Short Term Investments	1,117,228	–	–	1,117,228

Total	$37,514,532	$–	$–	$37,514,532

Mid Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$21,569,034	$–	$–	$21,569,034
Short Term Investments	197,116	–	–	197,116

Total	$21,766,150	$–	$–	$21,766,150

International Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$3,417,445	$–	$–	$3,417,445
Short Term Investments	62,013	–	–	62,013

Total	$3,479,458	$–	$–	$3,479,458

* See Schedule of Investments for industry/country classifications.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers among Levels 1, 2, and 3 during the period.

For the period ended June 30, 2016, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended June 30, 2016, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Brown Capital Management Small Company Fund

SECURITY NAME	SHARE BALANCE AT APRIL 1, 2016	PURCHASES	PURCHASES-IN- KIND	SALES	SALES-IN- KIND	SHARE BALANCE AT JUNE 30, 2016	MARKET VALUE AT JUNE 30, 2016	DIVIDENDS	REALIZED GAINS (LOSSES)

Abaxis, Inc.	1,729,152	-	-	-	-	1,729,152	81,667,849	$ 207,498	-
American Software, Inc. (Cl A)	1,824,232	-	-	-	-	1,824,232	19,117,951	182,423	-
Diodes, Inc.(a)	2,469,688	-	-	804,169	-	1,665,519	31,295,102	-	(3,746,515)
DTS, Inc.	1,348,897	-	-	-	-	1,348,897	35,678,326	-	-
Dynamic Materials Corp.	904,051	-	-	-	-	904,051	9,718,548	18,081	-
Geospace Technologies Corp.	726,017	-	-	-	-	726,017	11,884,898	-	-
Medidata Solutions	2,867,624	-	-	-	-	2,867,624	134,405,537	-	-
Meridian Bioscience, Inc.	2,454,120	-	-	-	-	2,454,120	47,855,340	490,824	-
Neogen Corp.	2,236,184	-	-	-	-	2,236,184	125,785,350	-	-
NIC, Inc.	4,342,005	-	-	-	-	4,342,005	95,263,590	-	-
PROS Holdings, Inc.	1,980,840	-	-	-	-	1,980,840	34,526,041	-	-
Quality Systems, Inc.	4,302,760	-	-	-	-	4,302,760	51,245,872	-	-
Quidel Corp.	2,508,452	-	-	-	-	2,508,452	44,800,953	-	-
Sun Hydraulics Corp.	1,850,727	-	-	-	-	1,850,727	54,948,085	166,565	-
Textura(a)	1,767,317	-	-	1,767,317	-	-	-	-	1,224,208
Vocera Communications, Inc.	1,607,698	-	-	-	-	1,607,698	20,658,919	-	-

TOTAL							798,852,361	1,065,391	(2,522,307)

(a) As of June 30, 2016 no longer an affiliate.

2. FEDERAL INCOME TAX

At June 30, 2016, the tax-basis cost of investments and components of net assets were as follows:

	Small Company Fund	International Equity Fund	Mid Company Fund	International Small Company Fund

Gross unrealized appreciation (excess of value over tax cost)	$1,302,527,713	$4,118,319	$6,725,630	$417,465
Gross unrealized depreciation (excess of tax cost over value)	(90,225,287)	(3,218,971)	(1,806,038)	(213,220)

Net unrealized appreciation	$1,212,302,426	$899,348	$4,919,592	$204,245

Cost of investments for income tax purposes	$1,658,206,383	$36,615,184	$16,846,558	$3,275,213

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee

Keith A. Lee Trustee, President and Principal Executive Officer

Date: August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee

Keith A. Lee Trustee, President and Principal Executive Officer, Brown Capital Management Mutual Funds

Date: August 23, 2016

By: (Signature and Title)	/s/ Cecil E. Flamer

Cecil E. Flamer Treasurer and Principal Financial Officer, Brown Capital Management Mutual Funds

Date: August 23, 2016